Financial Assets and Financial Liabilities - Sensitivity Analysis for Foreign Currency Risk on Profit Before Tax (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
USD exchange rate rises by 5 percent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 97,840	¥ 44,500